Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Land charge	€ 19,910
Short term deposits pledged as security	1,500
Property, plant and equipment
Balance, at the beginning of the year	39,115
Disposal (note 13.1)	(957)
Balance, at the end of the year	8,376	€ 39,115
Right-of-use assets	24,932		€ 5,767
Payments of Grants Refunded on Disposal of Property, Plant and Equipment	358
Land
Property, plant and equipment
Balance, at the beginning of the year	2,149
Balance, at the end of the year		2,149
Building
Property, plant and equipment
Balance, at the beginning of the year	24,279
Disposal (note 13.1)	(957)
Balance, at the end of the year	2,862	24,279
Plant
Property, plant and equipment
Balance, at the beginning of the year	9,833
Balance, at the end of the year	3,575	9,833
Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year	2,854
Balance, at the end of the year	1,939	2,854
Gross carrying amount
Property, plant and equipment
Balance, at the beginning of the year	47,907	39,197
Additions	296	8,710
Reclass to right-of-use assets*	(6,335)
Reclass to intangible assets (note 11	(386)
Disposal (note 13.1)	(23,786)
Balance, at the end of the year	17,696	47,907
Gross carrying amount | Land
Property, plant and equipment
Balance, at the beginning of the year	2,149	2,149
Disposal (note 13.1)	(2,149)
Balance, at the end of the year		2,149
Gross carrying amount | Building
Property, plant and equipment
Balance, at the beginning of the year	24,891
Reclass		(24,891)
Disposal (note 13.1)	(21,637)
Balance, at the end of the year	3,254	24,891
Gross carrying amount | Plant
Property, plant and equipment
Balance, at the beginning of the year	16,011	12,869
Additions	22	3,142
Reclass to right-of-use assets*	(6,303)
Balance, at the end of the year	9,730	16,011
Gross carrying amount | Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year	4,856	3,501
Additions	274	1,154
Reclass to right-of-use assets*	(32)
Reclass to intangible assets (note 11	(386)
Reclass		(201)
Balance, at the end of the year	4,712	4,856
Gross carrying amount | Assets under construction
Property, plant and equipment
Balance, at the beginning of the year		20,678
Additions		4,414
Reclass		25,092
Accumulated depreciation, amortization and impairment
Property, plant and equipment
Balance, at the beginning of the year	(8,792)	(5,360)
Reclass to right-of-use assets*	(971)
Depreciation	2,456	3,432
Balance, at the end of the year	(9,320)	(8,792)
Accumulated depreciation, amortization and impairment | Building
Property, plant and equipment
Balance, at the beginning of the year	(612)
Depreciation	737	612
Balance, at the end of the year	(392)	(612)
Accumulated depreciation, amortization and impairment | Plant
Property, plant and equipment
Balance, at the beginning of the year	(6,178)	(4,089)
Reclass to right-of-use assets*	(963)
Depreciation	940	2,089
Balance, at the end of the year	(6,155)	(6,178)
Accumulated depreciation, amortization and impairment | Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year	(2,002)	(1,271)
Reclass to right-of-use assets*	(8)
Depreciation	779	731
Balance, at the end of the year	(2,773)	€ (2,002)
IFRS 16
Property, plant and equipment
Reclass to right-of-use assets*	5,364
Balance, at the end of the year	(5,364)
Right-of-use assets	€ 5,767